OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Other Payable and Accrued Expenses [Table Text Block]
	December 31,	December 31
	2016	2015
Advances from unrelated third-parties (i)	$1,185,837	$1,889,818
Tax payable (ii)	924,861	1,202,185
Unrecognized tax benefits (iii)	433,000	433,000
Repurchase common stock payable	-	392,771
Amount due to employees (iv)	206,491	249,895
Other current liabilities	294,590	402,629
	$3,044,779	$4,570,298